Concentrations (Details Narrative) - Ci2i Services, INC [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Concentration risk percentage			90.00%	90.00%
Sales Revenue, Net [Member] | Two Customer [Member]
Concentration risk percentage		100.00%	81.00%	81.00%
Sales Revenue, Net [Member] | Customer [Member]
Concentration risk percentage			10.00%
Sales Revenue, Net [Member] | One Customer [Member]
Concentration risk percentage	100.00%
Accounts Receivable [Member ] | Three Customer [Member]
Concentration risk percentage			85.00%